Current and Deferred Income Tax Table (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components Of Income Tax Expense Benefit [Line Items]
Current tax	$ 438	$ 2,146	$ 5,531
Deferred tax			104
Income tax expenses	$ 438	$ 2,146	$ 5,635